Shareholder Report, Line Graph (Details) 195102_2x Solana ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 19, 2025	Feb. 28, 2026
2x Solana ETF
Account Value [Line Items]
Line Graph and Table Measure Name		2x Solana ETF (Consolidated) NAV
Accumulated Value	$ 10,000	$ 1,554
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 12,263